CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 24, 2020
Class A common stock subject to possible redemption, outstanding (in shares)	6,585,881	6,585,881	6,585,881
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	14,000,000	14,000,000	14,000,000	14,000,000
Common stock, shares issued	5,058,554	4,836,577	4,771,025
Common stock, shares outstanding	5,058,554	4,836,577	4,771,025
Temporary Equity, Shares Issued	6,585,881	6,585,881	6,585,881
AltC Acquisition Corp.
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
AltC Acquisition Corp. | Class A Common Stock
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
AltC Acquisition Corp. | Class A Common Stock Subject to Possible Redemption
Class A common stock subject to possible redemption, outstanding (in shares)	29,150,521	29,150,521	50,000,000
Class A common stock subject to possible redemption, redemption value (per share)	$ 10.46	$ 10.41	$ 10.09
Temporary Equity, Shares Issued	29,150,521	29,150,521
AltC Acquisition Corp. | Class A Common Stock Not Subject to Redemption
Common stock, shares issued	1,450,000	1,450,000	1,450,000
Common stock, shares outstanding	1,450,000	1,450,000	1,450,000
AltC Acquisition Corp. | Class B Common Stock
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	12,500,000	12,500,000	12,500,000
Common stock, shares outstanding	12,500,000	12,500,000	12,500,000